SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Commitments and Contingencies (Policies)	Sep. 30, 2025
December 31, 2024
Commitments and Contingencies

Commitments and Contingencies

The Company accounts for contingencies in accordance with ASC 450, Contingencies. Liabilities are recognized when it is probable that a liability has been incurred and the amount can be reasonably estimated. Disclosures are made for material loss contingencies that are reasonably possible or where the amount of loss cannot be estimated. Remote contingencies are generally not disclosed unless related to guarantees.

September 30, 2025
Commitments and Contingencies

Commitments and Contingencies

The Company evaluates commitments and contingencies in accordance with ASC 450, Contingencies. Liabilities are accrued when the loss is probable and reasonably estimable. Legal costs are expensed as incurred. See Note 10.